Loan Commitments (Details) - Schedule of Outstanding Loan Commitments - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Fixed [Member] | Unused commitment revolving, open-end lines secured by real estate [Member]
Unused commitment:
Outstanding loan commitments
Fixed [Member] | Unused commitment commitments to fund real estate construction loans [Member]
Unused commitment:
Outstanding loan commitments
Fixed [Member] | Other unused commitment commercial and industrial loans [Member]
Unused commitment:
Outstanding loan commitments	84	18
Fixed [Member] | Other unused commitment other [Member]
Unused commitment:
Outstanding loan commitments	562	667
Fixed [Member] | Other unused commitment Letters of credit [Member]
Unused commitment:
Outstanding loan commitments
Variable [Member] | Unused commitment revolving, open-end lines secured by real estate [Member]
Unused commitment:
Outstanding loan commitments	13,372	11,961
Variable [Member] | Unused commitment commitments to fund real estate construction loans [Member]
Unused commitment:
Outstanding loan commitments	8,919	1,315
Variable [Member] | Other unused commitment commercial and industrial loans [Member]
Unused commitment:
Outstanding loan commitments	668	65
Variable [Member] | Other unused commitment other [Member]
Unused commitment:
Outstanding loan commitments	5,010	3,966
Variable [Member] | Other unused commitment Letters of credit [Member]
Unused commitment:
Outstanding loan commitments	$ 626